Capital management (Details Narrative) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Capital Management
Shareholders' equity before non-controlling interests	$ 15,702,398	$ 15,161,438	$ (10,276,463)